Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 21,555	$ 12,764
Cost of revenues		31,830	12,703
Gross income (loss)		(10,275)	61
Operating expenses:
General and administrative expenses		1,751	2,016
Total operating expenses		1,751	2,016
Loss from continuing operations		(12,026)	(1,955)
Other income (expense) :
Interest income, net		457	4
Impairment of long-lived assets		(49,227)
Total other income (expense), net		(48,770)	4
Loss from continuing operation before income taxes		(60,796)	(1,951)
Income tax expense			5
Net loss from continuing operation		(60,796)	(1,956)
Discontinued operations:
Net loss from discontinued operations, net of income taxes			(39)
Net loss from discontinued operations			(39)
Net loss		(60,796)	(1,995)
Less: Net income attributable to non-controlling interests			3
Net loss attributable to Yueda Digital Holding		(60,796)	(1,998)
Net loss		(60,796)	(1,995)
Foreign currency translation adjustment			(919)
Total comprehensive loss		(60,796)	(2,914)
Less: Total comprehensive income attributable to non-controlling interests			3
Total comprehensive loss attributable to Yueda Digital Holding		$ (60,796)	$ (2,917)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	5,529,189	255,911
Diluted (in Shares)	[1]	5,529,189	255,911
Loss per share
Basic (in Dollars per share)	[1]	$ (11)	$ (7.81)
Diluted (in Dollars per share)	[1]	$ (11)	$ (7.81)

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 9).